Income tax - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Total	$ 0	$ 0
Lease liability [Member]
Income Tax [Line Items]
Deferred tax assets	159	0
Right-of-use asset [Member]
Income Tax [Line Items]
Deferred tax liabilities	$ (159)	$ 0